Shareholder Report, Holdings (Details)	May 31, 2026
C000005565 | Top10HoldingU.S. Treasury BondsBNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000005565 | Top10HoldingGovernment National Mortgage Assn.BNY-3622A2MG4
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000005565 | Other0BNY-3622A2MG4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005565 | 0BNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000005565 | 0BNY-3622A2MG4
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000190631 | Top10HoldingU.S. Treasury BondsBNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000190631 | Top10HoldingGovernment National Mortgage Assn.BNY-3622A2MG4
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000190631 | Other0BNY-3622A2MG4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000190631 | 0BNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000190631 | 0BNY-3622A2MG4
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219345 | Top10HoldingU.S. Treasury BondsBNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000219345 | Top10HoldingGovernment National Mortgage Assn.BNY-3622A2MG4
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219345 | Other0BNY-3622A2MG4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219345 | 0BNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000219345 | 0BNY-3622A2MG4
Holdings [Line Items]
Percent of Net Asset Value	0.00%